EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
Earnings per share [abstract]
Continuing operations	$ 393,935	$ 400,865
Discontinued operations	4,944	0
Net earnings from continuing operations	$ 398,879	$ 400,865
Basic earnings per share:
Basic earnings per share, Continuing operations (in dollars per share)	$ 2.57	$ 2.46
Basic earnings per share, Discontinued operations (in dollars per share)	0.04	0
Basic earnings per share (in dollars per share)	2.61	2.46
Diluted earnings per share:
Diluted earnings per share, Continuing operations (in dollars per share)	2.57	2.46
Diluted earnings per share, Discontinued operations (in dollars per share)	0.04	0
Diluted earnings per share (in dollars per share)	$ 2.61	$ 2.46
Basic weighted average number of common shares outstanding (in shares)	153,005,000	162,928,000
Plus dilutive impact of stock options, Treasury RSUs and common shares held in trust (in shares)	66,000	251,000
Diluted weighted average number of common shares outstanding (in shares)	153,071,000	163,179,000